11. SHAREHOLDERS' EQUITY: Schedule of Share-based payments for options granted (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Share-based payments for options granted

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016
Expected life	5.0 years	2.0 – 5.0 years	2.0 – 5.0 years
Volatility	142% - 157%	148% - 164%	100% - 155%
Dividend yield	0%	0%	0%
Risk-free interest rate	2.03% - 2.24%	1.23% - 1.69%	0.47% - 0.58%